SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ 18,688	$ 797	$ 7,370
Impairment		(17,779)	(24,295)	(26,932)
Result after impairment		909	(23,498)	(19,562)
Unallocated expenses	[1]	(827)	(614)	(665)
Operating profit		82	(24,112)	(20,227)
Net financing expense (Note 8)		(6,715)	(5,885)	(2,956)
Loss before tax		(6,633)	(29,997)	(23,183)
Income tax credit (Note 9)		620	1,006	525
Loss for the year on continuing operations		(6,013)	(28,991)	(22,658)
Profit/loss for the year on discontinued operations (Note 10)		(375)	77	568
Loss for the year		(6,388)	(28,914)	(22,090)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		14,495	5,239	5,514
Impairment		(17,779)	(14,562)	(19,095)
Result after impairment		(3,284)	(9,323)	(13,581)
Loss before tax		(10,233)	(14,439)	(18,402)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		4,264	(4,334)	1,900
Impairment			(9,733)	(7,837)
Result after impairment		4,264	(14,067)	(5,937)
Loss before tax		296	(20,318)	(9,590)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(71)	(108)	(44)
Impairment
Result after impairment		(71)	(108)	(44)
Loss before tax		$ 0	$ 4,760	$ 4,809

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.